Fair Value Measurements (Details) - EBP 038 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 1,216,193,420	$ 1,166,281,735
Crane Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	88,425,242	85,926,972
Crane NXT, Co. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments		30,972,339
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments	237,296,869	379,271,781
Total | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	113,351,630	232,333,816
Total | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	19,239,982	17,515,770
Total | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	15,955,459	11,550,915
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	324,556	971,969
Total | Crane Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	88,425,242	85,926,972
Total | Crane NXT, Co. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments		30,972,339
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	237,296,869	379,271,781
Active Markets for Identical Assets (Level 1) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	113,351,630	232,333,816
Active Markets for Identical Assets (Level 1) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	19,239,982	17,515,770
Active Markets for Identical Assets (Level 1) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	15,955,459	11,550,915
Active Markets for Identical Assets (Level 1) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	324,556	971,969
Active Markets for Identical Assets (Level 1) | Crane Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	88,425,242	85,926,972
Active Markets for Identical Assets (Level 1) | Crane NXT, Co. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments		30,972,339
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Crane Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Crane NXT, Co. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments		0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Domestic stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | International stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Bond fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Crane Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Crane NXT, Co. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments		0
Fair Value Measured at Net Asset Value Per Share | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	883,088,186	691,820,193
Fair Value Measured at Net Asset Value Per Share | Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 95,808,365	$ 95,189,761